RELATED PARTY TRANSACTIONS (Schedule of maturities of contingent consideration payable) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Maturities of:
2015		$ 3,586,722
2015	$ 3,827,339
2016	$ 3,356,412	$ 3,145,401